Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Schedule of Components of Lease Expense
The components of lease expense related to leases for the period are as follows:

	Three Months Ended March 31,
	2022	2021

	(In thousands)
Lease Cost:
Operating lease expense	$784	$673
Short-term lease expense	$875	$810
Finance lease cost:
Amortization of right-of-use assets	$79	$64
Interest on lease obligations	7	7
Total finance lease cost	86	71
Total lease cost	$1,745	$1,554
The components of supplemental cash flow information related to leases for the period are as follows:

	Three Months Ended March 31,
	2022	2021
	(In thousands)
Cash flow information:
Cash paid for amounts included in the measurement of lease obligations for the period ended:
Operating cash flows for operating leases	$731	$638
Operating cash flows for finance leases	$7	$7
Financing cash flows for finance leases	$91	$61

Non-cash activity:
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$—	$—
Finance leases	$—	$—

Other information:
Weighted average remaining lease term:
Operating leases (in years)	8	9
Finance leases (in years)	1	2

Weighted average discount rates:
Operating leases	11.0%	11.8%
Finance leases	6.2%	5.1%

The components of lease expense related to leases for the period are as follows:

	Years Ended December 31,
	2021	2020
	(In thousands)
Lease Cost:
Operating lease expense	$2,952	$2,735
Short-term lease expense	3,625	3,358
Finance lease cost:
Amortization of right-of-use assets	259	237
Interest on lease obligations	24	21
Total finance lease cost	283	258
Total lease cost	$6,860	$6,351
The components of supplemental cash flow information related to leases for the period are as follows:

	Years Ended December 31,
	2021	2020
	(In thousands)
Cash flow information:
Cash paid for amounts included in the measurement of lease obligations for the year ended:
Operating cash flows for operating leases	$2,787	$2,273
Operating cash flows for finance leases	$24	$21
Financing cash flows for finance leases	$257	$243
Non-cash activity:
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$1,632	$—
Finance leases	$53	$139
Other information:
Weighted average remaining lease term:
Operating leases (in years)	8	9
Finance leases (in years)	1	2
Weighted average discount rates:
Operating leases	11.0%	11.8%
Finance leases	6.4%	5.1%

Supplemental Balance Sheet Information
The supplemental condensed consolidated balance sheet information related to leases for the period is as follows:

	As of
	March 31, 2022	December 31, 2021
	(In thousands)
Finance leases
Long-term right-of-use assets	$301	$252

Short-term finance lease liabilities	$257	$258
Long-term finance lease liabilities	118	79
Total finance lease liabilities	$375	$337

Operating leases
Long-term right-of-use assets	$14,078	$14,433

Short-term operating lease liabilities	$1,406	$1,384
Long-term operating lease liabilities	13,639	13,999
Total operating lease liabilities	$15,045	$15,383

The supplemental balance sheet information related to leases for the period is as follows:

	As of
	December 31, 2021	December 31, 2020
	(In thousands)
Finance leases
Long-term right-of-use assets	$252	$457
Short-term finance lease liabilities	258	253
Long-term finance lease liabilities	79	286
Total finance lease liabilities	$337	$539
Operating leases
Long-term right-of-use assets	$14,433	$14,009
Short-term operating lease liabilities	1,384	901
Long-term operating lease liabilities	13,999	13,893
Total operating lease liabilities	$15,383	$14,794

Maturities of Finance Lease Liabilities	Future minimum lease payments under non-cancelable operating leases (with initial or remaining lease terms in excess of one year) and future minimum capital lease payments as of March 31, 2022 are as follows:

	Operating Leases	Finance Leases
	(In thousands)
2022	$2,278	$217
2023	3,064	126
2024	3,121	63
2025	2,444	—
2026	2,631	—
Thereafter	9,647	—
Total payments	$23,185	$406
Less:
Imputed interest/present value discount	(8,140)	(31)
Present value of lease liabilities	$15,045	$375

Future minimum lease payments under non-cancelable operating leases (with initial or remaining lease terms in excess of one year) and future minimum capital lease payments as of December 31, 2021, are as follows:

	Operating Leases	Finance Leases
	(In thousands)
2022	$3,046	$258
2023	3,064	81
2024	3,121	18
2025	2,444	—
2026	2,631	—
Thereafter	9,647	—
Total payments	$23,953	$357
Less:
Imputed interest/present value discount	(8,570)	(20)
Present value of lease liabilities	$15,383	$337

Maturities of Operating Lease Liabilities	Future minimum lease payments under non-cancelable operating leases (with initial or remaining lease terms in excess of one year) and future minimum capital lease payments as of March 31, 2022 are as follows:

	Operating Leases	Finance Leases
	(In thousands)
2022	$2,278	$217
2023	3,064	126
2024	3,121	63
2025	2,444	—
2026	2,631	—
Thereafter	9,647	—
Total payments	$23,185	$406
Less:
Imputed interest/present value discount	(8,140)	(31)
Present value of lease liabilities	$15,045	$375

Future minimum lease payments under non-cancelable operating leases (with initial or remaining lease terms in excess of one year) and future minimum capital lease payments as of December 31, 2021, are as follows:

	Operating Leases	Finance Leases
	(In thousands)
2022	$3,046	$258
2023	3,064	81
2024	3,121	18
2025	2,444	—
2026	2,631	—
Thereafter	9,647	—
Total payments	$23,953	$357
Less:
Imputed interest/present value discount	(8,570)	(20)
Present value of lease liabilities	$15,383	$337